Investment in Cauchari-Olaroz Project - Schedule of Amounts Presented in Financial Statements of Joint Venture (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 194,471	$ 122,293	$ 194,471	$ 510,607
Total current assets	356,092	133,575	356,092
Non-current assets	660,456	921,451	660,456
Current liabilities	(19,645)	(14,579)	(19,645)
Interest income on loans and receivables		33,068	17,602
Deferred tax (expense)/recovery		10,659	0
Withholding tax expense		0	0
General and administrative expenses	(13,339)	(21,401)	(13,339)
Net income/(loss)		1,288,369	(93,568)
Minera Exar S.A.
CURRENT ASSETS
Cash and cash equivalents	3,075	49	3,075
Inventories		220,507
Other current assets	11,357	12,855	11,357
Total current assets	14,432	233,411	14,432
Non-current assets	1,200,485	1,327,284	1,200,485
Current iabilities - Third-party loans	(50,000)	(314,109)	(50,000)
Current liabilities - loans from Exar Capital		(328,569)
Other current liabilities	(63,970)	(86,802)	(63,970)
Non-current liabilities - third-party loans	(30,040)	(36,242)	(30,040)
Non-current liabilities - loans from Exar Capital	(949,679)	(544,526)	(949,679)
Other non-current liabilities	(6,019)	(5,696)	(6,019)
Net assets	115,209	244,751	115,209
Sales		34,521
Cost of sales		(27,799)
Gross profit		6,722
Selling and distribution expenses		(1,773)
Administrative expenses		(3,928)
Other income/(loss)		253,108	(207,148)
Deferred tax (expense)/recovery		(124,586)	75,280
Net income/(loss)		129,543	(131,868)
Exar Capital B.V.
CURRENT ASSETS
Cash and cash equivalents	1,180	379	1,180
Restricted cash used as collateral under letters of credit	15,668	83,093	15,668
Other current assets	16,589	29,299	16,589
Total current assets	33,437	112,771	33,437
Non-current assets	617,279	743,841	617,279
Current liabilities	(563,652)	(775,645)	(563,652)
Other current liabilities	(4,197)	(7,243)	(4,197)
Net assets	$ 82,867	73,724	82,867
Interest income on loans and receivables		83,357	58,614
Other income/(loss)		2,561
Interest expense		(80,027)	(47,057)
Withholding tax expense		(13,969)	(7,034)
General and administrative expenses		(1,064)	(319)
Net income/(loss)		$ (9,142)	$ 4,204